Significant Accounting Policies (Details) - Schedule of exchange rates	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of exchange rates [Abstract]
Balance sheet items, except for equity accounts	6.8676	6.3393	6.5518
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	6.8516	6.418	6.7834